Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transaction With Related Parties
	Year ended December 31,
	2024	2023	2022
	$ thousands	$ thousands	$ thousands
Revenues	-	77	47
Cost of revenues	-	295	345
Research and development expenses	-	3	115
Sales and marketing expenses	-	252	284
General and administrative expenses	-	495	1,040
Purchase of property and equipment	-	37	180